DESCRIPTION OF THE PLAN (Tables) - Reliance, Inc. Master 401(k) Plan	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF THE PLAN
Schedule of transfers from other plans

Year Ended December 31,	2025
American Alloy Steel 401(k) Plan (EIN: 74-1688398)	$23,505,710
Cooksey Iron & Metal Co., Inc. 401(k) Profit Sharing Plan (EIN: 58-6017120)	8,188,709
Southern Steel Supply 401(k) Plan (EIN: 62-0645144)	5,047,200
$36,741,619

Schedule of vesting percentage of employee benefit plan

Years of Service	Vested Percentage
Less than 1	0%
1	25%
2	50%
3	75%
4 or more	100%